PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 6:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2011	2010
Cost:

Factory building	$1,989	$1,989
Other buildings	1,319	1,267
Machinery and equipment (*)	11,628	10,710
Office furniture and equipment	393	388
Leasehold improvements	208	124

	15,537	14,478
Accumulated depreciation:

Factory building	1,660	1,579
Other buildings	570	518
Machinery and equipment (*)	9,704	8,919
Office furniture and equipment	278	260
Leasehold improvements	48	29

	12,260	11,305

Depreciated cost	$3,277	$3,173

(*)
Write-offs of machinery and equipment (cost and accumulated depreciation) for the year ended December 31, 2011 and 2010 amounted to a gross amount of $ 0 and $ 450. The write-offs are due to fully depreciated assets that are no longer in use.

The Company's factory building in Beit-She'an, Israel is located on land leased from the Israel Lands Administration until 2034.

Depreciation expense amounted to $ 797, $ 741 and $ 734 for the years ended December 31, 2011, 2010 and 2009, respectively.

As for charges, see Note 10f.